Income Taxes - Tax expense (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
The tax expense comprises:
Current Tax	$ 2,157,273	¥ 15,018,507	¥ 163,676,039	¥ 141,126,316
Deferred Tax	5,447,748	37,926,132	(33,820,672)	(18,127,807)
Total	$ 7,605,021	¥ 52,944,639	¥ 129,855,367	¥ 122,998,509